SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	6 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Summary of financial statement amounts and balances of the VIE and its subsidiaries

The following financial statement amounts and balances of the Q&K HK, Q&K Investment Consulting and Q&K E-Commerce (collectively "VIE entities") and their subsidiaries were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances.

The revenues, net loss and cash flows for the six months ended March 31, 2022 represented the amounts of Q&K HK and Q&K Investment Consulting for the period from dates of equity transfer through March 31, 2022, and the amounts of the amounts of Q&K E-Commerce and its subsidiaries for the six months ended March 31, 2022.

The revenues, net loss and cash flows for the six months ended March 31, 2023 represented the amounts of VIE entities for the six months ended March 31, 2023.

	As of September 30,	As of March 31,
	2022	2023
	RMB	RMB	USD
ASSETS
Cash and cash equivalents	62	63	9
Advances to suppliers	6,131	6,136	893
Other current assets	2,572	2,572	375
Other assets	98	98	14
Total assets	8,863	8,869	1,291

LIABILITIES
Accounts payable	34	34	5
Deferred revenue	16	16	2
Short-term debt	13,000	13,000	1,893
Accrued expenses and other current liabilities	67,908	68,124	9,920
Total liabilities	80,958	81,174	11,820

	For the Six Months Ended March 31,
	2022	2023
	RMB	RMB	USD
Net revenues	1,621	—	—
Net loss	(41,909)	(221)	(32)
Net cash used in operating activities	(10,773)	1	0
Net cash provided by investing activities	—	—	—
Net cash provided by financing activities	—	—	—